Restatement of Financial Statements - Balance Sheet (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	120,000,000	120,000,000	120,000,000	120,000,000	120,000,000	120,000,000	120,000,000	120,000,000	120,000,000
Common stock, shares issued	38,475,000	38,014,000	37,839,000	37,566,000	37,424,000	37,280,000	37,094,000	36,975,000	36,899,000
Common stock, shares outstanding	38,475,000	38,014,000	37,839,000	37,566,000	37,424,000	37,280,000	37,094,000	36,975,000	36,899,000